Eaton Vance
Dividend Builder Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Banks — 7.4%
JPMorgan Chase & Co.	214,300	$ 29,213,376
PNC Financial Services Group, Inc. (The)	126,100	23,259,145
Truist Financial Corp.	442,600	25,095,420
		$ 77,567,941
Beverages — 3.9%
Coca-Cola Europacific Partners PLC	400,600	$ 19,473,166
PepsiCo, Inc.	125,500	21,006,190
		$ 40,479,356
Biotechnology — 5.1%
AbbVie, Inc.	204,700	$ 33,183,917
Amgen, Inc.	81,700	19,756,694
		$ 52,940,611
Capital Markets — 4.6%
BlackRock, Inc.	23,900	$ 18,263,663
CME Group, Inc.	71,900	17,102,134
S&P Global, Inc.	31,600	12,961,688
		$ 48,327,485
Chemicals — 1.9%
FMC Corp.	148,300	$ 19,511,831
		$ 19,511,831
Commercial Services & Supplies — 2.2%
Waste Management, Inc.	145,400	$ 23,045,900
		$ 23,045,900
Communications Equipment — 1.6%
Cisco Systems, Inc.	297,900	$ 16,610,904
		$ 16,610,904
Containers & Packaging — 1.7%
Packaging Corp. of America	118,200	$ 18,452,202
		$ 18,452,202
Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	547,100	$ 27,869,274
		$ 27,869,274
Security	Shares	Value
Electric Utilities — 2.2%
Xcel Energy, Inc.	318,100	$ 22,957,277
		$ 22,957,277
Electrical Equipment — 2.1%
Emerson Electric Co.	223,100	$ 21,874,955
		$ 21,874,955
Energy Equipment & Services — 3.1%
Baker Hughes Co.	885,200	$ 32,230,132
		$ 32,230,132
Equity Real Estate Investment Trusts (REITs) — 4.4%
Healthpeak Properties, Inc.	668,000	$ 22,932,440
Lamar Advertising Co., Class A	198,600	23,073,348
		$ 46,005,788
Food & Staples Retailing — 2.1%
Sysco Corp.	270,900	$ 22,118,985
		$ 22,118,985
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	176,900	$ 20,937,884
Medtronic PLC	215,600	23,920,820
		$ 44,858,704
Health Care Providers & Services — 1.9%
Anthem, Inc.	40,000	$ 19,648,800
		$ 19,648,800
Household Products — 1.9%
Procter & Gamble Co. (The)	132,300	$ 20,215,440
		$ 20,215,440
Independent Power and Renewable Electricity Producers — 2.2%
NextEra Energy Partners, L.P.	272,600	$ 22,723,936
		$ 22,723,936
Insurance — 5.0%
Allstate Corp. (The)	205,800	$ 28,505,358
American Financial Group, Inc.	160,600	23,386,572
		$ 51,891,930
IT Services — 4.7%
Automatic Data Processing, Inc.	85,600	$ 19,477,424

Eaton Vance
Dividend Builder Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Broadridge Financial Solutions, Inc.	111,700	$ 17,392,807
Fidelity National Information Services, Inc.	126,100	12,662,962
		$ 49,533,193
Life Sciences Tools & Services — 2.5%
Danaher Corp.	88,600	$ 25,989,038
		$ 25,989,038
Machinery — 4.1%
Illinois Tool Works, Inc.	96,800	$ 20,269,920
Stanley Black & Decker, Inc.	40,400	5,647,516
Westinghouse Air Brake Technologies Corp.	180,000	17,310,600
		$ 43,228,036
Media — 3.4%
Comcast Corp., Class A	477,000	$ 22,333,140
Interpublic Group of Cos., Inc. (The)	370,400	13,130,680
		$ 35,463,820
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(1)	111,100	$ 5,269,473
		$ 5,269,473
Multi-Utilities — 2.0%
Sempra Energy	123,100	$ 20,695,572
		$ 20,695,572
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	399,100	$ 29,146,273
Pfizer, Inc.	599,900	31,056,823
		$ 60,203,096
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp., Class A	202,000	$ 17,743,680
		$ 17,743,680
Road & Rail — 2.5%
Union Pacific Corp.	94,600	$ 25,845,666
		$ 25,845,666
Semiconductors & Semiconductor Equipment — 5.7%
Broadcom, Inc.	41,800	$ 26,320,624
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	32,400	$ 17,418,564
Texas Instruments, Inc.	85,900	15,760,932
		$ 59,500,120
Software — 1.5%
Microsoft Corp.	50,967	$ 15,713,635
		$ 15,713,635
Specialty Retail — 4.9%
Bath & Body Works, Inc.	280,200	$ 13,393,560
Best Buy Co., Inc.	218,200	19,834,380
Home Depot, Inc. (The)	60,500	18,109,465
		$ 51,337,405
Total Common Stocks (identified cost $898,219,185)		$1,039,854,185

Short-Term Investments — 0.7%
Affiliated Fund — 0.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	4,104,939	$ 4,104,529
Total Affiliated Fund (identified cost $4,103,974)		$ 4,104,529

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(3)	2,702,905	$ 2,702,905
Total Securities Lending Collateral (identified cost $2,702,905)		$ 2,702,905
Total Short-Term Investments (identified cost $6,806,879)		$ 6,807,434
Total Investments — 100.2% (identified cost $905,026,064)		$1,046,661,619
Other Assets, Less Liabilities — (0.2)%		$ (1,981,073)
Net Assets — 100.0%		$1,044,680,546

Eaton Vance
Dividend Builder Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $5,216,778 and the total market value of the collateral received by the Fund was $5,347,748, comprised of cash of $2,702,905 and U.S. government and/or agencies securities of $2,644,843.
(2)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(3)	Represents investment of cash collateral received in connection with securities lending.
The Fund did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $4,104,529, which represents 0.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,120,031	$17,531,558	$(14,547,024)	$(591)	$555	$4,104,529	$947	4,104,939
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,039,854,185*	$ —	$ —	$1,039,854,185
Short-Term Investments:
Affiliated Fund	—	4,104,529	—	4,104,529
Securities Lending Collateral	2,702,905	—	—	2,702,905
Total Investments	$1,042,557,090	$4,104,529	$ —	$1,046,661,619
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Dividend Builder Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.